Document And Entity Information	Aug. 05, 2021
Cover [Abstract]
Entity, Registrant Name	Procore Technologies, Inc.
Document, Type	8-K
Amendment Flag	false
Entity Central Index Key	0001611052
Document, Period End Date	Aug. 05, 2021
Entity, Emerging Growth Company	true
Entity Ex Transition Period	true
Entity, File Number	001-40396
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	73-1636261
Entity, Address, Address Line One	6309 Carpinteria Avenue
Entity, Address, City or Town	Carpinteria
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	93013
City Area Code	866
Local Phone Number	477-6267
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	PCOR
Security Exchange Name	NYSE